Share-Based Compensation - RSAs (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock Awards
Number of shares
Balance at the beginning (in shares)	1,390,839	543,475
Granted (in shares)		1,098,651
Forfeited (in shares)	(99,347)	(251,287)
Balance at the end (in shares)	1,291,492	1,390,839
Employees Earnout Shares
Number of shares
Granted (in shares)	1,603,322
Forfeited (in shares)	(887)
Balance at the end (in shares)	1,602,435